UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (89.2%)(a)
	Shares	Value

Aerospace and defense (0.6%)

Huntington Ingalls Industries, Inc.	17,704	$1,767,390

		1,767,390
Air freight and logistics (0.5%)

Park-Ohio Holdings Corp.(NON)	30,137	1,587,617

		1,587,617
Auto components (3.0%)

Dana Holding Corp.	65,600	1,452,384

Goodyear Tire & Rubber Co. (The)	87,600	2,310,012

Remy International, Inc.	76,700	1,824,693

Stoneridge, Inc.(NON)	154,940	1,488,973

Tower International, Inc.(NON)	78,654	2,409,959

		9,486,021
Banks (13.8%)

Ameris Bancorp(NON)	89,723	1,885,080

Banc of California, Inc.(S)	76,600	834,940

Bancorp, Inc. (The)(NON)	99,263	1,558,429

Chemical Financial Corp.	55,706	1,600,990

CVB Financial Corp.	95,300	1,389,474

Eagle Bancorp, Inc.(NON)	40,990	1,310,450

Financial Institutions, Inc.	79,700	1,837,882

First Connecticut Bancorp, Inc.	45,200	703,764

First Merchants Corp.	96,100	1,906,624

First NBC Bank Holding Co.(NON)	63,378	2,148,514

First of Long Island Corp. (The)	19,503	752,231

Flushing Financial Corp.	53,700	1,068,093

German American Bancorp, Inc.	33,300	897,435

Hanmi Financial Corp.	77,700	1,655,787

Heartland Financial USA, Inc.	62,300	1,509,529

Investors Bancorp, Inc.	194,308	2,098,526

Lakeland Financial Corp.	52,600	1,903,068

National Bank Holdings Corp. Class A	74,111	1,450,352

NBT Bancorp, Inc.	64,000	1,454,080

OFG Bancorp (Puerto Rico)(S)	84,504	1,526,142

Pacific Premier Bancorp, Inc.(NON)	137,200	1,937,264

Popular, Inc. (Puerto Rico)(NON)	60,320	1,820,458

ServisFirst Bancshares, Inc.(NON)	22,698	1,946,127

State Bank Financial Corp.	68,300	1,100,313

Sterling Bancorp	108,200	1,225,906

Talmer Bancorp, Inc. Class A(NON)	108,481	1,472,087

Tristate Capital Holdings, Inc.(NON)	113,100	1,490,658

WesBanco, Inc.	62,000	1,825,280

Western Alliance Bancorp(NON)	48,500	1,109,680

		43,419,163
Biotechnology (1.0%)

Emergent BioSolutions, Inc(NON)	67,021	1,453,685

PDL BioPharma, Inc.(S)	199,800	1,872,126

		3,325,811
Capital markets (0.8%)

Cowen Group, Inc. Class A(NON)	411,754	1,700,544

Silvercrest Asset Management Group, Inc. Class A	52,987	922,504

		2,623,048
Chemicals (4.7%)

Axiall Corp.	30,500	1,409,405

Cabot Corp.	31,600	1,786,980

Chemtura Corp.(NON)	56,700	1,416,366

Kraton Performance Polymers, Inc.(NON)	65,900	1,638,933

LSB Industries, Inc.(NON)	40,700	1,553,112

Minerals Technologies, Inc.	28,697	1,779,214

OM Group, Inc.	55,453	1,707,952

Omnova Solutions, Inc.(NON)	185,844	1,758,084

RPM International, Inc.	36,300	1,563,441

		14,613,487
Commercial services and supplies (2.8%)

Deluxe Corp.	38,100	2,137,029

Ennis, Inc.	85,521	1,295,643

Knoll, Inc.	85,700	1,503,178

Performant Financial Corp.(NON)	170,507	1,618,111

Pitney Bowes, Inc.	85,400	2,359,602

		8,913,563
Communications equipment (1.3%)

Emcore Corp.(NON)(S)	260,000	1,110,200

Oplink Communications, Inc.(NON)	86,565	1,459,486

Polycom, Inc.(NON)	116,900	1,490,475

		4,060,161
Construction and engineering (0.9%)

EMCOR Group, Inc.	31,000	1,380,120

Orion Marine Group, Inc.(NON)	124,100	1,403,571

UniTek Global Services, Inc.(NON)	48,448	31,007

		2,814,698
Construction materials (0.4%)

Caesarstone Sdot-Yam, Ltd. (Israel)	27,636	1,248,456

		1,248,456
Consumer finance (1.1%)

Encore Capital Group, Inc.(NON)(S)	37,240	1,612,120

Portfolio Recovery Associates, Inc.(NON)(S)	31,600	1,762,964

		3,375,084
Containers and packaging (0.4%)

Berry Plastics Group, Inc.(NON)	47,368	1,118,358

		1,118,358
Distributors (0.7%)

Core-Mark Holding Co., Inc.	14,666	1,212,585

VOXX International Corp.(NON)	121,100	1,049,332

		2,261,917
Diversified consumer services (1.1%)

Carriage Services, Inc.	93,701	1,721,287

Hillenbrand, Inc.	53,600	1,623,544

		3,344,831
Diversified financial services (0.5%)

Gain Capital Holdings, Inc.	77,500	611,475

PHH Corp.(NON)(S)	42,300	1,077,381

		1,688,856
Diversified telecommunication services (0.8%)

Iridium Communications, Inc.(NON)	167,200	1,324,224

magicJack VocalTec, Ltd. (Israel)(NON)(S)	75,700	1,102,949

		2,427,173
Electric utilities (2.9%)

Empire District Electric Co. (The)	117,700	2,825,977

IDACORP, Inc.	32,400	1,776,492

PNM Resources, Inc.	103,400	2,942,764

Portland General Electric Co.(S)	51,200	1,693,184

		9,238,417
Electronic equipment, instruments, and components (0.6%)

Newport Corp.(NON)	99,900	1,851,147

		1,851,147
Energy equipment and services (2.4%)

Key Energy Services, Inc.(NON)	103,200	830,760

Matrix Service Co.(NON)	41,991	1,371,006

Pioneer Energy Services Corp.(NON)	119,125	1,894,088

Tidewater, Inc.	28,100	1,464,572

Willbros Group, Inc.(NON)	153,800	1,870,208

		7,430,634
Food and staples retail (0.6%)

SpartanNash Co.	81,790	1,985,861

		1,985,861
Food products (0.2%)

Sanderson Farms, Inc.	7,200	666,072

		666,072
Gas utilities (0.7%)

Southwest Gas Corp.	42,700	2,235,772

		2,235,772
Health-care equipment and supplies (0.9%)

PhotoMedex, Inc.(NON)(S)	107,800	1,350,734

Symmetry Medical, Inc.(NON)	174,200	1,536,444

		2,887,178
Health-care providers and services (1.2%)

Centene Corp.(NON)	15,700	1,169,964

Ensign Group, Inc. (The)	19,600	919,240

Providence Service Corp. (The)(NON)	41,000	1,648,200

		3,737,404
Hotels, restaurants, and leisure (0.9%)

Intrawest Resorts Holdings, Inc.(NON)	79,306	904,881

Marriott Vacations Worldwide Corp.(NON)	34,210	1,937,997

		2,842,878
Household durables (0.8%)

Installed Building Products, Inc.(NON)	110,385	1,496,821

UCP, Inc. Class A(NON)	67,015	887,279

		2,384,100
Insurance (6.4%)

Allied World Assurance Co. Holdings AG	73,500	2,756,250

American Financial Group, Inc.	37,432	2,185,280

AMERISAFE, Inc.	40,800	1,571,208

Hanover Insurance Group, Inc. (The)	35,100	2,107,755

Health Insurance Innovations, Inc. Class A(NON)(S)	81,070	815,564

Maiden Holdings, Ltd. (Bermuda)(S)	140,400	1,718,496

PartnerRe, Ltd.	25,300	2,716,461

Reinsurance Group of America, Inc. Class A	23,019	1,799,165

Stancorp Financial Group	35,300	2,121,530

Validus Holdings, Ltd.	66,013	2,464,265

		20,255,974
Internet software and services (1.9%)

j2 Global, Inc.	38,700	1,832,832

Perficient, Inc.(NON)	105,700	1,864,548

Web.com Group, Inc.(NON)	64,797	2,231,609

		5,928,989
IT Services (2.1%)

Convergys Corp.	74,800	1,632,136

Datalink Corp.(NON)	116,728	1,083,236

Global Cash Access Holdings, Inc.(NON)	258,100	2,297,090

Unisys Corp.(NON)	67,300	1,579,531

		6,591,993
Machinery (0.3%)

Navistar International Corp.(NON)(S)	29,341	1,005,516

		1,005,516
Media (0.7%)

Madison Square Garden Co. (The) Class A(NON)	19,300	1,058,605

MDC Partners, Inc. Class A	57,550	1,209,701

		2,268,306
Metals and mining (2.1%)

AK Steel Holding Corp.(NON)(S)	224,300	1,372,716

Century Aluminum Co.(NON)	124,100	1,693,965

Constellium NV Class A (Netherlands)(NON)	63,289	1,844,241

Globe Specialty Metals, Inc.	82,700	1,653,173

		6,564,095
Multi-utilities (0.5%)

Avista Corp.	49,100	1,537,321

		1,537,321
Oil, gas, and consumable fuels (4.6%)

Bill Barrett Corp.(NON)(S)	48,700	1,217,500

Energen Corp.	26,100	2,228,418

EP Energy Corp. Class A(NON)(S)	61,000	1,223,660

Gulfport Energy Corp.(NON)	23,900	1,470,567

Kodiak Oil & Gas Corp.(NON)	154,300	1,964,239

Midstates Petroleum Co., Inc.(NON)(S)	174,700	971,332

Scorpio Tankers, Inc.	151,518	1,374,268

SM Energy Co.	25,900	1,963,479

Stone Energy Corp.(NON)	48,000	2,130,720

		14,544,183
Pharmaceuticals (0.8%)

Medicines Co. (The)(NON)	41,900	1,169,010

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	176,600	1,283,882

		2,452,892
Professional services (1.1%)

Kforce, Inc.	87,500	1,927,625

Mistras Group, Inc.(NON)	70,000	1,593,200

		3,520,825
Real estate investment trusts (REITs) (7.1%)

American Assets Trust, Inc.	38,901	1,334,304

Campus Crest Communities, Inc.	94,951	842,215

Cherry Hill Mortgage Investment Corp.	73,638	1,428,577

Colony Financial, Inc.	73,600	1,630,976

Education Realty Trust, Inc.	100,494	1,051,167

EPR Properties	26,600	1,434,272

Gaming and Leisure Properties, Inc.	50,557	1,696,693

Healthcare Trust of America, Inc. Class A	81,300	983,730

iStar Financial, Inc.(NON)	151,000	2,180,440

MFA Financial, Inc.	160,660	1,322,232

One Liberty Properties, Inc.	42,470	913,105

Piedmont Office Realty Trust, Inc. Class A	50,000	931,000

QTS Realty Trust, Inc. Class A	30,699	893,341

RAIT Financial Trust(S)	193,300	1,515,472

Summit Hotel Properties, Inc.	260,514	2,615,561

Two Harbors Investment Corp.	136,200	1,434,186

		22,207,271
Real estate management and development (1.1%)

Forestar Group, Inc.(NON)	37,017	644,836

Howard Hughes Corp. (The)(NON)	7,100	1,051,368

RE/MAX Holdings, Inc. Class A	56,320	1,618,074

		3,314,278
Road and rail (1.8%)

Con-way, Inc.	27,900	1,289,259

Quality Distribution, Inc.(NON)	165,349	2,379,372

Ryder System, Inc.	21,700	1,883,343

		5,551,974
Semiconductors and semiconductor equipment (5.0%)

Advanced Energy Industries, Inc.(NON)	67,700	1,324,889

FormFactor, Inc.(NON)	271,100	1,968,186

GT Advanced Technologies, Inc.(NON)(S)	131,998	2,225,486

Integrated Silicon Solutions, Inc.(NON)	91,400	1,283,256

Mattson Technology, Inc.(NON)	651,835	1,381,890

Pericom Semiconductor Corp.(NON)	108,800	971,584

Photronics, Inc.(NON)	155,900	1,370,361

RF Micro Devices, Inc.(NON)	227,000	2,136,070

Silicon Image, Inc.(NON)	171,218	895,470

Spansion, Inc. Class A(NON)	104,900	1,998,345

		15,555,537
Software (1.7%)

AVG Technologies NV (Netherlands)(NON)	97,500	1,887,600

Mentor Graphics Corp.	89,500	1,896,505

TiVo, Inc.(NON)	132,700	1,579,130

		5,363,235
Specialty retail (1.2%)

Ascena Retail Group, Inc.(NON)	73,600	1,228,752

Express, Inc.(NON)	49,000	617,890

Office Depot, Inc.(NON)	246,800	1,263,616

Pep Boys - Manny, Moe & Jack (The)(NON)	66,917	681,884

		3,792,142
Technology hardware, storage, and peripherals (0.6%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(S)	132,900	1,734,345

		1,734,345
Textiles, apparel, and luxury goods (0.7%)

Skechers U.S.A., Inc. Class A(NON)	49,800	2,216,100

		2,216,100
Thrifts and mortgage finance (2.3%)

BofI Holding, Inc.(NON)	16,100	1,236,963

Meta Financial Group, Inc.	38,100	1,427,607

Provident Financial Services, Inc.	109,700	1,857,221

United Financial Bancorp, Inc.	207,784	2,798,850

		7,320,641
Trading companies and distributors (1.0%)

Rush Enterprises, Inc. Class A(NON)	52,300	1,735,314

Stock Building Supply Holdings, Inc.(NON)	80,288	1,536,712

		3,272,026
Transportation infrastructure (0.6%)

Aegean Marine Petroleum Network, Inc. (Greece)	184,715	1,871,167

		1,871,167

Total common stocks (cost $243,069,560)		$280,203,907

INVESTMENT COMPANIES (3.7%)(a)
	Shares	Value

American Capital, Ltd.(NON)	134,200	$1,980,792

FS Investment Corp.(S)	152,300	1,596,104

Hercules Technology Growth Capital, Inc.(S)	137,355	2,093,290

Solar Capital, Ltd.	80,214	1,671,660

TCP Capital Corp.	128,719	2,208,818

TriplePoint Venture Growth BDC Corp.	123,951	1,936,115

Total investment companies (cost $11,088,414)		$11,486,779

SHORT-TERM INVESTMENTS (16.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	29,032,950	$29,032,950

Putnam Short Term Investment Fund 0.06%(AFF)	22,838,409	22,838,409

Total short-term investments (cost $51,871,359)		$51,871,359

TOTAL INVESTMENTS

Total investments (cost $306,029,333)(b)		$343,562,045

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $314,082,914.
(b)	The aggregate identified cost on a tax basis is $306,090,811, resulting in gross unrealized appreciation and depreciation of $47,660,860 and $10,189,626, respectively, or net unrealized appreciation of $37,471,234.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$24,709,052	$23,094,941	$24,965,584	$4,137	$22,838,409

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $29,032,950, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $28,024,884.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$28,596,295	$—	$—
Consumer staples	2,651,933	—	—
Energy	21,974,817	—	—
Financials	104,204,315	—	—
Health care	12,403,285	—	—
Industrials	30,304,776	—	—
Information technology	41,085,407	—	—
Materials	23,544,396	—	—
Telecommunication services	2,427,173	—	—
Utilities	13,011,510	—	—
Total common stocks	280,203,907	—	—
Investment companies	11,486,779	—	—
Short-term investments	22,838,409	29,032,950	—

Totals by level	$314,529,095	$29,032,950	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014